Segment Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Information
Number of operating segments | segment	1
Non-current assets	$ 753,444	$ 515,847
PRC
Segment Information
Non-current assets	700,028	480,089
USA
Segment Information
Non-current assets	$ 53,416	$ 35,758